Stock based compensation (Details 2)	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2008	Dec. 31, 2012 Warrant [Member] USD ($)		Dec. 31, 2012 Warrant [Member] EUR (€)	Dec. 31, 2011 Warrant [Member] USD ($)		Dec. 31, 2011 Warrant [Member] EUR (€)	Dec. 31, 2010 Warrant [Member] USD ($)		Dec. 31, 2010 Warrant [Member] EUR (€)
Balance, Warrants Outstanding			900,000		900,000	750,000		750,000	630,500		630,500
Warrants granted	40,000	210,000	3,300,000		3,300,000	300,000		300,000	250,000		250,000
Warrants reintegrated			100,000		100,000
Warrants cancelled			200,000		200,000	150,000		150,000	130,500		130,500
Balance, Warrants Outstanding			4,100,000		4,100,000	900,000		900,000	750,000		750,000
Balance, Weighted Average Exercise Price			$ 6.89	[1]	€ 4.85	$ 7.82	[1]	€ 5.50	$ 11.73	[1]	€ 8.24
Warrants granted, Weighted Average Exercise Price			$ 8.63	[1]	€ 6.61	$ 5.03	[1]	€ 3.54	$ 6.97	[1]	€ 5.44
Warrants reintegrated, Weighted Average Exercise Price			$ 6.65	[1]	€ 4.97
Warrants cancelled, Weighted Average Exercise Price			$ 10.20	[1]		$ 6.94	[1]	€ 4.98	$ 25.11	[1]	€ 18.62
Balance, Weighted Average Exercise Price			$ 6.89	[1]	€ 4.85	$ 6.89	[1]	€ 4.85	$ 7.82	[1]	€ 5.50

[1]	Historical exchange rate at date of grant